Financial Instruments - Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial liabilities [line items]
Borrowings	₨ 662,262	$ 9,575	₨ 581,588		$ 8,409	₨ 745,780
Acceptances	81,157	1,174	94,173	[1]
Trade and other payables	356,275	5,152	256,058	[1]
Derivative financial liabilities	4,510	65	1,432	[1]
Financial liabilities	246,063	3,558	179,843
Carrying amount [member]
Disclosure of financial liabilities [line items]
Borrowings	662,262	9,575	581,588
Acceptances	81,157	1,174	94,173
Trade and other payables	246,063	3,558	179,843
Derivative financial liabilities	5,499	79	2,610
Financial liabilities	994,981	14,386	858,214
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Borrowings	661,853	9,570	582,366
Acceptances	81,157	1,174	94,173
Trade and other payables	246,063	3,558	179,843
Derivative financial liabilities	5,499	79	2,610
Financial liabilities	994,572	$ 14,381	858,992
Held For Trading [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities			1,663
Financial liabilities			1,663
Derivatives used for hedging [member]
Disclosure of financial liabilities [line items]
Derivative financial liabilities	70		947
Financial liabilities	70		947
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Borrowings	662,262		581,588
Acceptances	81,157		94,173
Trade and other payables	233,475		178,465
Financial liabilities	976,894		854,226
Other Financial Liability [member]
Disclosure of financial liabilities [line items]
Trade and other payables	1,953		1,378
Financial liabilities	1,953		₨ 1,378
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Trade and other payables	10,635
Derivative financial liabilities	5,429
Financial liabilities	₨ 16,064

[1]	Restated - Refer Note 2(b)